Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	Note 1.a. Calculated in accordance with Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. With respect to the primary offering, in no event will the aggregate offering price of all securities issued by the registrant from time to time pursuant to this registration statement exceed $150,000,000. With respect to the primary offering, the amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act of 1933. Note 1.b. This registration statement registers securities with a maximum aggregate offering price of $247,190,000. Of these securities, securities with a maximum aggregate offering price of $168,040,000 (the "Unsold Securities") represent unsold securities previously registered by the registrant on its Registration Statement on Form S-3 filed on March 10, 2023 and declared effective on April 19, 2023 (File No. 333-270466) (the "Prior Registration Statement"). In connection with the Prior Registration Statement, the registrant paid $18,518.00 in registration fees related to the Unsold Securities that will be applied to the securities registered pursuant to this registration statement. In accordance with Question 212.24 of the Securities and Exchange Commission, Division of Corporation Finance's Compliance and Disclosure Interpretations regarding Securities Act Rules, the registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. Note 1.c. Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. Note 1.d. The debt securities being registered hereunder will consist of one or more series of senior debt securities or subordinated debt securities, or any combination thereof, as more fully described herein. Note 1.e. Warrants exercisable for common stock, preferred stock, debt securities or other securities. Note 1.f. The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public fractional interests in shares of preferred stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares will be issued to the depositary under the deposit agreement. Note 1.g. Subscription rights evidencing the right to purchase common stock or other securities.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	29.15
Maximum Aggregate Offering Price	$ 29,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,025.61
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and calculated pursuant to 457(c) under the Securities Act of 1933 based on the average of the high and low prices of the registrant's common stock on the Nasdaq Global Select Market on February 18, 2026.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Offering: 21
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,020.00
Offering Note	See Offering Note 1.a.
Offering: 22
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000
Maximum Aggregate Offering Price	$ 68,040,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270466
Carry Forward Initial Effective Date	Apr. 19, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,498.00